Note 5 - Accrued Expenses - Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Clinical trial and related expenses		$ 147	$ 42
Professional services		125	157
Other		32	17
Accrued liabilities	$ 320	$ 304	$ 216